Employees - Summary of Movements in Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current service cost	€ (220)	€ (245)	€ (226)
Special termination benefits	(16)	(4)	(6)
Past service costs including (losses)/gains on curtailments	41	(23)	(32)
Settlements		(4)	2
Actuarial gain/(loss) arising from changes in demographic assumptions	(42)	(222)	217
Actuarial gain/(loss) arising from changes in financial assumptions	(611)	210	2,963
Actuarial gain/(loss) arising from experience adjustments	(18)	(133)	(82)
Liabilities [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	(22,943)	(24,356)
Current service cost	(220)	(245)
Employee contributions	0	0
Special termination benefits	(16)	(4)
Past service costs including (losses)/gains on curtailments	(41)	23
Settlements	1	12
Interest cost	(576)	(636)
Actuarial gain/(loss) arising from changes in demographic assumptions	42	222
Actuarial gain/(loss) arising from changes in financial assumptions	611	(210)
Actuarial gain/(loss) arising from experience adjustments	18	133
Benefit payments	1,199	1,239
Currency retranslation	161	871
Others	10	8
Ending balance	(21,754)	(22,943)	(24,356)
Liabilities [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	(10,255)	(10,981)
Current service cost	(109)	(114)
Employee contributions	0	0
Past service costs including (losses)/gains on curtailments	(46)	5
Interest cost	(254)	(286)
Actuarial gain/(loss) arising from changes in demographic assumptions		312
Actuarial gain/(loss) arising from changes in financial assumptions	351	(189)
Actuarial gain/(loss) arising from experience adjustments	(45)	144
Benefit payments	472	457
Currency retranslation	147	397
Ending balance	(9,739)	(10,255)	(10,981)
Liabilities [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	(4,913)	(4,877)
Current service cost	(4)	(6)
Employee contributions	0	0
Past service costs including (losses)/gains on curtailments	8	12
Interest cost	(87)	(86)
Actuarial gain/(loss) arising from changes in demographic assumptions	53	(96)
Actuarial gain/(loss) arising from changes in financial assumptions	84
Actuarial gain/(loss) arising from experience adjustments	37	(37)
Benefit payments	166	169
Others	(8)	8
Ending balance	(4,664)	(4,913)	(4,877)
Liabilities [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Beginning balance	(7,775)	(8,498)
Current service cost	(107)	(125)
Employee contributions	0	0
Special termination benefits	(16)	(4)
Past service costs including (losses)/gains on curtailments	(3)	6
Settlements	1	12
Interest cost	(235)	(264)
Actuarial gain/(loss) arising from changes in demographic assumptions	(11)	6
Actuarial gain/(loss) arising from changes in financial assumptions	176	(21)
Actuarial gain/(loss) arising from experience adjustments	26	26
Benefit payments	561	613
Currency retranslation	14	474
Others	18
Ending balance	€ (7,351)	€ (7,775)	€ (8,498)